[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE           (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
LOGO (R)]   NASDAQ-100 INDEX FUND, AND TOTAL RETURN STRATEGY FUND(R))

                         SUPPLEMENT DATED AUGUST 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2007

INSERT THE FOLLOWING INFORMATION AS A NEW SECTION IMMEDIATELY UNDER "CONDITIONS OF PURCHASE AND REDEMPTION" ON PAGE 3.

INVESTOR ELIGIBILITY

The ability to open a mutual fund account is generally restricted to those people who are eligible for USAA membership. USAA Investment Management Company, the Fund's distributor, reserves the right to open accounts for certain persons not eligible for USAA membership.

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